Business Combination (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of net proceeds from the business combination and the PIPE investment

Cash – ATSP trust and cash (net of redemption)	$5,357
Cash – PIPE Investment	113,000
Less: transaction costs	(27,666)
Net proceeds from Business Combination and PIPE Investment	$90,691

Schedule of number of shares of common stock issued

Class A Common Stock – conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	140,114,060
Class B Common Stock – conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	40,396,600
Class A Common Stock – PIPE Investment	11,300,000
Class A Common Stock – issuance to ATSP shareholders	532,050
Class A Common Stock – issuance to Legacy SoundHound founders and representatives	4,161,000
Total shares of common stock immediately after Business Combination	196,503,710